Deposits - Schedule of Time Deposit Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statistical Disclosure for Banks [Abstract]
2024	$ 15,175
2025	1,126
2026	74
2027	34
2028	18
Thereafter	0
Total time deposits	$ 16,427	$ 10,410